Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current	$ 2,524,901	$ 1,930,382
Deferred	329,588	(109,901)
Total	$ 2,854,489	$ 1,820,481